UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22974

Eagle Point Credit Company

(Name of Registrant)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Eagle Point Credit Company (the “Company”) to be redeemed:

6.50% Series C Term Preferred Shares due 2031 (CUSIP: 269809703) (the “Series C Term Preferred Shares”)

5.375% notes due 2029 (CUSIP: 269809885) (the “2029 Notes”)

(2)	Date on which the securities are to be redeemed:

The Series C Term Preferred Shares and the 2029 Notes will be redeemed on December 22, 2026.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series C Term Preferred Shares are to be redeemed pursuant to Section 5.3 of the Supplement to the Declaration of Trust of the Company Relating to the Series C Term Preferred Shares, as amended (the “Supplement”).

The 2029 Notes are to be redeemed pursuant to the provisions of Article Eleven of the indenture, dated as of December 4, 2015 (the “Base Indenture”), between the Company and Equiniti Trust Company, LLC (as successor to American Stock Transfer & Trust Company, LLC), in its capacity as trustee (in such capacity, the “Trustee”), and Section 1.01(h) of the fifth supplemental indenture, dated January 24, 2022 (together with the Base Indenture, the “2029 Indenture”) between the Company and the Trustee.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Series C Term Preferred Shares (1,766,576 shares) pursuant to the terms of the Supplement.

The Company will redeem 25% of the outstanding aggregate principal amount of the 2029 Notes ($20,885,375 aggregate principal amount or 835,415 notes) pursuant to the terms of the 2029 Indenture. The Depository Trust Company will determine the allocations of this partial redemption of the outstanding aggregate principal amount of the 2029 Notes by lottery among each participant account.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 13th day of November 2026.

EAGLE POINT CREDIT COMPANY

By:	/s/ Kenneth P. Onorio
	Name:	Kenneth P. Onorio
	Title:	Chief Financial Officer